ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Renren Inc. (the “Company”), a private company incorporated in the Cayman Islands, and its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) are primarily engaged in the operation of internet portal sites and social networking sites (“SNS”), on-line advertising services through the internet, online gaming operations, and the provision of internet value-added services (“IVAS”) in the People’s Republic of China (the “PRC”).

As of December 31, 2011, Renren Inc.’s subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Later of date		Percentage
	of incorporation	Place of	of legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities

Wholly owned subsidiaries of the Company:
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. (“Qianxiang Shiji”)	March 21, 2005	PRC	100%	Investment holding
ChinaInterActiveCorp (“CIAC”)	August 5, 2005	Cayman Islands	100%	Investment holding
Nuomi Taiwan Technology Development Co., Ltd. (“Nuomi Taiwan”)	September 13. 2010	Taiwan	100%	Internet business
Nuomi Inc.	January 5, 2011	Cayman	100%	Investment holding
Renren-Jingwei Inc.	March 7, 2011	Cayman	100%	Inactive
Happy Link Corporation Limited	May 7, 2011	HongKong	100%	Inactive company
Lin224 Inc.	May 31, 2011	Cayman	100%	Investment holding
JiehunChina Inc.	June 14, 2011	Cayman	100%	Inactive
Renren Game Japan Inc.	August, 2011	Japan	100%	Internet business
Renren Lianhe Holdings	September 2, 2011	Cayman	100%	Investment holding
Xin Ditu Holdings	September 7, 2011	Cayman	100%	Inactive
Renren Game Korea	September 30, 2011	Korea	100%	Internet business
Wole Inc.	October 27, 2011	Cayman	100%	Investment holding
56.com Ltd.	October 27, 2011	BVI	100%	Investment holding
Beijing Wole Technology Co. Ltd. (“Beijing Wole”)	October 27, 2011	PRC	100%	Investment holding
Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. (“Qianxiang Tiancheng”)	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Qianjun Technology Co., Ltd. (“Guangzhou Qianjun”)	October 7, 2010	PRC	N/A	Internet information service
Subsidiaries of Variable Interest Entities:
Beijing Nuomi Wang Technology Development Co., Ltd. (“Beijing Nuomi”)	April 17, 2006	PRC	N/A	Internet business
Beijing Qianxiang Wangjing Technology Development Co., Ltd. (“Qianxiang Wangjing”)	November 11, 2008	PRC	N/A	Internet business
Shanghai Qian Xiang Changda Internet Information Technology Development Co., Ltd. (“Shanghai Changda”)	October 25, 2010	PRC	N/A	Internet business
Beijing Qingting Changyou Technology Development Co., Ltd. (“Qingting Changyou”)	April 27, 2011	PRC	N/A	Online business travel agent
Beijing Wole Shijie Technology Co., Ltd. (“Wole Shijie”)	October 27, 2011	PRC	N/A	Technology development and service

History of the Group and reorganization under common control

The Group began its operations under the name of 1000 Oaks Co. (“1000 Oaks”), a company incorporated in the United States of America in December 2002.  In August 2005, the shareholders of 1000 Oaks incorporated ChinaInterActiveCorp (“CIAC”) in the Cayman Islands with all outstanding shares of 1000 Oaks exchanged for ordinary and preferred shares of CIAC’s and 1000 Oaks became a wholly owned subsidiary of CIAC.

In February 2006, Oak Pacific Interactive was incorporated in the Cayman Islands.  In March 2006, CIAC’s shareholders exchanged all of their outstanding ordinary and preferred shares for ordinary and preferred shares of Renren Inc. with the same respective terms (“2006 Re-organization”).  As a result, Oak Pacific Interactive owns 100% equity interest of CIAC and CIAC became a wholly owned subsidiary of Oak Pacific Interactive.  On December 13, 2010, Oak Pacific Interactive was renamed as Renren Inc.

The above transactions were reorganizations of entities under common control and have been accounted for in a manner akin to a pooling of interest as if Renren Inc. had been in existence since December 2002 and had owned 1000 Oaks since that date.

Throughout the history, the Group conducted various acquisitions and disposals, and below is a summary of such activities.

Acquisitions and disposals in relation with wireless value added services (“WVAS”) business

The Group made several acquisitions historically for its WVAS business.  The acquired entities were sold in 2009 as set out in Note 4.

In September 2005, the Group completed the acquisition of 40% interest in Beijing Jin Wang Heng Feng Technology Development Co., Ltd. (“Beijing Jin Wang”) and 60% interest in Beijing Wo Te Xin Tong Technology Co., Ltd. (“Beijing Wo Te”) for a cash consideration of $767 and $1,722 respectively.  Subsequently, in April 2006 the Group completed the acquisition of the remaining 60% interest in Beijing Jin Wang and the remaining 40% interest in Beijing Wo Te for a consideration of $998 and $1,496 respectively.  The total goodwill amounted at $1,304 was recorded resulting from the acquisitions, which was fully impaired in 2007 as a result of the downward of the WVAS business outlook.  Beijing Wo Te and Beijing Jin Wang were disposed of in 2009 as set out in Note 4.

In February and July 2006, the Group completed the acquisition of a 60% and a 20% equity interest, respectively in Beijing Jiu Tong Online Technology Development Co., Ltd. (“Beijing Jiu Tong”).  Total purchase consideration was $2,792 in cash.  Goodwill amounted at $1,851 was recorded resulting from the acquisition, which was fully impaired in 2007 as a result of the downward of the WVAS business outlook.  In November 2008, the Group completed the acquisition of the remaining 20% equity interest for a consideration of $29, bringing the Group’s equity interest to 100%.  Goodwill of $21 was recorded at the date of acquisition in 2008, which was fully impaired in 2008 as a result of the downward of the WVAS business outlook.  Beijing Jiu Tong was disposed of in 2009 as set out in Note 4.

In March 2006, the Group completed the acquisition of 100% equity interest in Hunan Zhong Yu Information Technology Co., Ltd. (“Hunan Zhong Yu”).  The total purchase price was $3,145 in cash.  Goodwill amounted at $721 was recorded resulting from the acquisition, which was fully impaired in 2007 as a result of the downward of the WVAS business outlook.  Hunan Zhong Yu was disposed of in 2009 as set out in Note 4.

Other acquisitions

In February 2004, the Group completed the acquisition of the internet advertising business of Mop.com.  The total consideration was $1,262 including cash of $600 and 9,600,000 ordinary shares with an estimated fair value of $0.07 per ordinary share.  Goodwill amounting to $617 was recorded resulting from the acquisition. Mop.com was disposed of in 2010 as set out in Note 4.

In November 2006, the Group completed the acquisition of the business of Beijing Nuomi Wang Technology Development Co., Ltd. (“Beijing Nuomi”) including its domain name, operating platform and login users list of xiaonei.com.  The initial consideration was $3,750 in cash and additional contingent consideration of $1,312 in cash was paid in the year 2007.  Goodwill amounted at $3,710 was recorded resulting from the acquisition.

Acquisition of Wole Inc.

In October 2011, the Company completed the acquisition of the business of Wole including its domain name, operating platform and login users list of 56.com for a total consideration of $80,000, of which $79,600 has been paid in the year 2011. Goodwill of $54,161 was recorded as set out in Note 5.

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, advertising services and internet services in the PRC where certain licenses are required for the provision of such services.  To comply with these PRC regulations, the Company currently conducts substantially all of its businesses through two VIEs, Qianxiang Tiancheng and Guangzhou Qianjun.

Qianxiang Shiji, a wholly owned subsidiary of CIAC (“WFOE”), and Beijing Wole, a wholly owned subsidiary of Wole Inc. (“WFOE”) entered into a series of contractual arrangements with the VIEs.  Through the contractual arrangements, described below, the Company has control of the VIEs and the right to substantially all of the risks and rewards of ownership.

Agreements that provide Qianxiang Shiji and Beijing Wole effective control over the VIEs

(1)                                 Power of Attorney and Business Operations Agreement: WFOE holds a power of attorney executed by the legal owners of the VIEs to exercise their voting rights on, including but not limited to dividend declaration, all matters at meetings of the legal owners of the VIEs and through such power of attorney has the right to control the operations of the VIEs.  The Business Operations Agreement specifically and explicitly grants WFOE the principal operating decision making rights, such as appointment of the directors and executive management, of the VIEs.

The term of the business operations agreements is ten years and will be extended automatically for another ten years unless WOFE provides a 30-day advance written notice to VIEs and to each of VIEs’ shareholders requesting not to extend the term three months prior to the expiration date. The expiration dates of the business operation agreements between Qianxiang Shiji and Beijing Wole and the VIEs are December 23,2020 and October 26, 2021, respectively. Neither VIEs nor any of VIEs’ shareholders may terminate the agreements during the term or the extension of the term, if applicable.

Each power of attorney will remain in force for ten years with the same expiration dates as those of the respective business operation agreements and will be automatically renewed upon the extension of the term of the relevant business operation agreement until the earlier of the following events: (i) Nominee loses his/her position in WOFE or WOFE issues a written notice to dismiss or replace Nominee; and (ii) the business operations agreement among WOFE, VIEs and VIEs’ shareholders terminates or expires.

(2)                                 Exclusive Equity Option Agreement and Spousal Consent Agreement: WFOE has the exclusive right to purchase the equity interests of the VIEs from the registered legal equity owners as far as PRC regulations permit a transfer of legal ownership to foreign ownership.  WFOE can exercise the purchase right at any portion and any time in the 10-year agreement period.

Without WOFE’s consent, VIEs’ shareholders shall not transfer, donate, pledge, or otherwise dispose their equity shareholdings in VIEs in any way. The equity option agreement will remain in full force and effect until the earlier of: (i) the date on which all of the equity interests in VIEs have been acquired by WOFE or its designated representative(s); or (ii) the receipt of the 30-day advance written termination notice issued by WOFE to the shareholders of VIEs. The term of these agreements will be automatically renewed upon the extension of the term of the relevant exclusive equity option agreements.

Pursuant to spousal consent letters, the spouse of each of the shareholders of the VIEs acknowledged that certain equity interests of the VIEs held by and registered in the name of his/her spouse will be disposed of pursuant to the equity option agreements. These spouses understand that such equity interests are held by their respective spouse on behalf of the WFOE and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage. The spousal consent letters have no expiration dates.

Agreements that transfer economic benefits to Qianxiang Shiji and Beijing Wole

(3)                                 Exclusive Technical and Consulting Services Agreement: WFOE and registered shareholders irrevocably agree that WFOE shall be the exclusive technology service provider to the VIEs in return for a service fee which is determined at the sole discretion of WFOE

The term of these agreements is ten years and will be extended automatically for another ten years unless terminated by WOFE. WOFE can terminate the agreements at any time by providing a 30-day prior written notice. VIEs are not permitted to terminate these agreements prior to the expiration date, unless WOFE fails to comply with any of its obligations under these agreements and such breach makes WOFE unable to continue to perform these agreements. The expiration dates of the exclusive technical and consulting services agreements between Qianxiang Shiji and Beijing Wole and the VIEs are December 23,2020 and October 26, 2021, respectively.

(4)                                 Intellectual Property License Agreement: WFOE and registered shareholders irrevocably agree that WFOE shall have the exclusive right to license its intellectual property rights to VIEs in return for a license fee. The term of these agreements will be automatically renewed upon the extension of the term of the relevant intellectual property license agreement.

The term of these agreements will be extended for another five years with both parties’ consents. WOFE may terminate these agreements at any time by providing a 30-day prior written notice. Any party may terminate these agreements immediately with written notice to the other party if the other party materially breaches the relevant agreements and fails to cure its breach within 30 days from the date it receives the written notice specifying its breach from the non-breaching party. The parties will review these agreements every three months and determine if any amendment is needed.

(5)                                 Equity Interest Pledge Agreement: Shareholders of VIEs have pledged all of their equity interests in VIEs with WFOE and WFOE is entitled to certain rights to sell the pledged equity interests through auction or other means if the VIEs or the shareholders default in their obligations under other above-stated agreements.

The term of the agreements between Qianxiang Shiji and the VIE and the shareholders of the VIE is ten years and subject to automatic renewal for an additional ten-year term or earlier termination as set forth in such agreements including upon the date which the VIEs and their shareholders have fully performed their obligations under all other VIE related agreements. The expiration date of the agreements between Qianxiang Shiji and the VIE and the shareholders of the VIE is December 24, 2020.

The agreements between Beijing Wole and the VIE and the shareholders of  the VIE will expire on the earlier of: (i) the date on which the VIE and its shareholders have fully performed their obligations under all other VIE related agreements; (ii) the enforcement of the pledge by the WFOE pursuant to the terms and conditions under this agreement to fully satisfy its rights under such agreements; or (iii) the completion of the transfer of all equity interests of the VIE by  the shareholders of the VIE to another individual or legal entity designated by WFOE pursuant to the equity option agreement and no equity interest of the VIE is held by such shareholders.

Consequently the Company enjoys substantially all of the rewards of ownership of the VIEs and exercises control over them.  As a result, WFOE is the primary beneficiary of the VIEs and has consolidated them from the later of inception or acquisition.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement to amend the accounting rules for VIE.  The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity.  Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance.  The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The Group adopted the new guidance on January 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied to all the periods presented.

As discussed above, the Company has had two VIEs which it has consolidated under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of those entities.  Because the Company, through its wholly owned subsidiary, Qianxiang Shiji and Beijing Wole, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs, it continues to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, will have no accounting impact.

•                                          Risks in relation to the VIE structure

The Company and the Company’s legal counsel believe that Qianxiang Shiji’s and Beijing Wole’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney that Qianxiang Shiji and Beijing Wole have to vote on all matters requiring shareholder approval in the VIEs.  As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines or other actions.  The Company does not believe such actions would result in the liquidation or dissolution of the Company, Qianxiang Shiji, Beijing Wole or the VIEs.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations.

The following consolidated financial information of the Group’s VIEs and its subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	As of December 31,
	2010	2011

Total assets	$78,480	$102,181

Total liabilities	$28,696	$58,226

	Years ended December 31,
	2009	2010	2011

Net revenue-Continuing operations	$46,684	$76,535	$117,339
Net income-Continuing operations	$25,771	$40,758	$14,716
Net loss-Discontinued operations	$(785)	$(777)	$—

	Years ended December 31,
	2009	2010	2011

Net cash provided by (used in) operating activities	$4,671	$30,160	$(3,804)
Net cash used in investing activities	$(4,814)	$(6,095)	$(18,572)
Net cash provided by (used in) financing activities	$4,944	$(1,899)	$(753)

The following consolidated financial information of the Group without its VIEs and VIEs’ subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	As of December 31,
	2010	2011

Total assets	$421,934	$1,266,799

Total liabilities	$8,313	$18,262

	Years ended December 31,
	2009	2010	2011

Net revenue-Continuing operations	$—	$—	$628
Net income-Continuing operations	$44,344	$23,397	$26,540
Net loss-Discontinued operations	$(1,063)	$(2,183)	$—

	Years ended December 31,
	2009	2010	2011

Net cash (used in) provided by operating activities	$(4,614)	$(12,872)	$604
Net cash (used in) provided by investing activities	$(11,884)	$1,830	$(782,327)
Net cash provided by financing activities	$50,655	$34,620	$951,545